Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Fair Value Disclosures [Abstract]
Summary of liabilities measured at fair value on a recurring basis

June 30, 2024	Level 1	Level 2	Level 3	Total
Liabilities:
Forward Purchase Agreement put option liability	$-	$-	$10,940	$10,940
Public Warrants	334	-	-	334
Private Placement Warrants	-	-	276	276
Total liabilities	$334	$-	$11,216	$11,550

March 31, 2024	Level 1	Level 2	Level 3	Total
Liabilities:
Forward Purchase Agreement put option liability	$-	$-	$10,244	$10,244
Public Warrants	747	-	-	747
Private Placement Warrants	-	-	620	620
Total liabilities	$747	$-	$10,864	$11,611

March 31, 2024	Level 1	Level 2		Level 3	Total
Liabilities:
Forward Purchase Agreement put option liability	$-		$-	$10,244	$10,244
Public Warrants	747		-	-	747
Private Placement Warrants	-		-	620	620
Total liabilities	$747	$		$10,864	$11,611

March 31, 2023	Level 1	Level 2	Level 3	Total
Liabilities:
Forward Purchase Agreement put option liability	$-	$-	$-	$-
Public Warrants	-	-	-	-
Private Placement Warrants	-	-	-	-
Total liabilities	$-	$-	$-	$-

Schedule of purchase agreement

Expected Term (Years)	0.35
Risk free Interest Rate	5.20%
Volatility	45.0%
Reference Price for one Class A ordinary share	$1.90

	Year Ended March 31,
	2024	2024
Weighted Average Fair Value	10,244
Expected Term (Years)	0.60	0.60
Risk free Interest Rate	5.10%	5.10%
Volatility	39.0%	39.0%
Reference Price for one share of Class A common stock	$10.69	2.21
Probability (Weight) - No Dilutive Offering Reset / With Dilutive Offering Reset due to PIPE transaction*	5%	95%
Fair Value of Forward Purchase Agreement Put Option Liability [in thousands]	$40,880	8,631
Stock price at measurement date	$2.6	2.6

*Note:	The private placement announced and completed on April 8, 2024 (estimated probability of 95% as of March 31, 2024). Quoted share price of common stock of the Company when PIPE (Private Investment in Public Entity) transaction took place was $2.21 approx.

Schedule of derivative contract assumptions

Term (years)	4.36
Risk-free interest rate	5.20%
Stock price at measurement date	$1.90

Term (years)	4.61
Risk-free interest rate	5.10%
Volatility	33.0%
Stock price at measurement date	$2.6

Summary of the changes in the fair value of derivative warrant liabilities

	Forward Purchase Agreement Put Option Liability	Public Warrant Liability	Private Placement Liability	Total
Fair value at April 1, 2024	$10,244	$747	$620	$11,611
Change in fair value (gain) / loss	696	(413)	(344)	(61)
Fair value as of June 30, 2024	$10,940	$334	$276	$11,550

	Forward Purchase Agreement Put Option Liability	Public Warrant Liability	Private Placement Liability	Total
Fair value at April 1, 2023	$-	$-	$-	$-
Warrants and Forward Purchase Agreement put option liability acquired as part of Business Combination as at November 6, 2023	25,009	1,513	1,256	27,778
Change in fair value (gain) / loss	(14,765)	(766)	(636)	(16,167)
Fair value as of March 31, 2024	$10,244	$747	$620	$11,611